Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000099785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.29%)	1.76%	4.68%
C000099787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.02%	2.24%	4.56%
C000099788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000148175
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099785
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	2.97%	5.30%
Without Sales Load [Member] | C000099787
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	2.24%	4.56%
Without Sales Load [Member] | C000099788
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	2.66%	4.97%
Without Sales Load [Member] | C000148175
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	3.44%	5.78%
Without Sales Load [Member] | C000099789
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%	3.20%	5.56%
Without Sales Load [Member] | C000099790
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	3.34%	5.67%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.83%